Consolidated Statement of Changes in Shareholders' Equity - EUR (€)	Total		Share capital	Share premium	Retained earnings	Other reserves	Net income (loss)	Increase (decrease) due to changes in accounting policy required by IFRSs	[2]	Increase (decrease) due to changes in accounting policy required by IFRSs Retained earnings	[2]
Balance at beginning of period (in shares) at Dec. 31, 2019	78,825,621
Balance at beginning of period at Dec. 31, 2019	€ 217,416,000		€ 3,941,281	€ 369,617,017	€ (134,912,000)	€ (472,000)	€ (20,759,000)
Net loss	(63,984,000)	[1]					(63,984,000)
Actuarial losses (gains) on defined benefit obligations	(200,000)					(200,000)
Foreign currency translation gain (loss)	222,000				(805,000)	1,027,000
Total comprehensive income (loss)	(63,962,000)				(805,000)	827,000	(63,984,000)
Allocation of prior period income (loss)	€ 0				(20,759,000)		20,759,000
Exercise and subscription of equity instruments (in shares)	175,331
Exercise and subscription of equity instruments	€ 47,000		9,000	38,000
Increase capital, net	0
Share-based payment	€ 2,476,000			2,476,000
Balance at end of period (in shares) at Dec. 31, 2020	79,000,952
Balance at end of period at Dec. 31, 2020	€ 155,976,000		3,950,048	372,130,982	(156,476,000)	355,000	(63,984,000)	€ 1,054,000		€ 1,054,000
Net loss	(52,809,000)						(52,809,000)
Actuarial losses (gains) on defined benefit obligations	584,000					584,000
Foreign currency translation gain (loss)	(483,000)					(483,000)
Total comprehensive income (loss)	(52,708,000)					101,000	(52,809,000)
Allocation of prior period income (loss)	€ 0				(63,984,000)		63,984,000
Exercise and subscription of equity instruments (in shares)	555,770
Exercise and subscription of equity instruments	€ 499,000		28,000	471,000
Increase capital, net	0
Share-based payment	€ 2,617,000			2,617,000
Balance at end of period (in shares) at Dec. 31, 2021	79,556,722
Balance at end of period at Dec. 31, 2021	€ 107,440,000		3,977,836	375,219,667	(219,404,000)	456,000	(52,809,000)
Net loss	(58,103,000)						(58,103,000)
Actuarial losses (gains) on defined benefit obligations	790,000					790,000
Foreign currency translation gain (loss)	(428,000)					(428,000)
Total comprehensive income (loss)	(57,741,000)					362,000	(58,103,000)
Allocation of prior period income (loss)	€ 0				(52,809,000)		52,809,000
Exercise and subscription of equity instruments (in shares)	669,442
Exercise and subscription of equity instruments	€ 202,000		34,000	168,000
Increase capital, net	0
Share-based payment	€ 4,249,000			4,249,000
Balance at end of period (in shares) at Dec. 31, 2022	80,226,164
Balance at end of period at Dec. 31, 2022	€ 54,151,000		€ 4,011,308	€ 379,636,744	€ (272,213,000)	€ 819,000	€ (58,103,000)

[1]	The 2020 comparatives has been restated to consider the impact of classifying the Lumoxiti business as discontinued operations in 2021. See note 2.v and 17 of our consolidated financial statements appearing elsewhere in this Annual Report.
[2]	This restatement represents the impact of the change in accounting method following the IFRIC (International Financial Reporting Interpretations Committee) opinion validated by the IAS Board in June 2021, according to which the method for measuring the obligations of certain retirement benefit plans must be modified. The details of this change in method are presented in note 10.